Average Annual Total Returns - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund	Oct. 30, 2023
Fidelity Puritan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.24%)
Past 5 years	6.64%
Past 10 years	8.84%
Fidelity Puritan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.09%)
Past 5 years	4.21%
Past 10 years	6.65%
Fidelity Puritan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.11%)
Past 5 years	4.87%
Past 10 years	6.67%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1298
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%